DEBENTURES (Details Narrative) $ / shares in Units, € in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 23, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2016 USD ($)	May 18, 2016 $ / shares	Nov. 01, 2015 USD ($) $ / shares shares
Exercise price (in dollars per shares)				$ 0.058
Amortization expenses of debenture		€ 11	$ 298
Senior Debentures [Member]
Offering amount | $					$ 3,000
Number of shares called by warrant | shares					8,000,000
Gross proceeds from debenture offering subscription agreement | $	$ 3,000
Senior Debentures [Member] | First 50% [Member]
Exercise price (in dollars per shares)					$ 0.05
Senior Debentures [Member] | Second 50% [Member]
Exercise price (in dollars per shares)					$ 0.075